Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Bahl & Gaynor Income Growth ETF
Shareholder Report [Line Items]
Fund Name	Bahl & Gaynor Income Growth ETF
Class Name	Bahl & Gaynor Income Growth ETF
Trading Symbol	BGIG
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bahl & Gaynor Income Growth ETF for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://etf.bahl-gaynor.com/bgig/. You can also request this information by contacting us at (855) 994-1711.
Additional Information Phone Number	(855) 994-1711
Additional Information Website	https://etf.bahl-gaynor.com/bgig/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bahl & Gaynor Income Growth ETF	$24	0.45%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%
Updated Performance Information Location [Text Block]	Visit https://etf.bahl-gaynor.com/bgig/ for more recent performance information.
Net Assets	$ 144,397,523
Holdings Count | $ / shares	56
Advisory Fees Paid, Amount	$ 287,768
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$144,397,523
Number of Holdings	56
Net Advisory Fee	$287,768
Portfolio Turnover	8%
30-Day SEC Yield	2.21%
30-Day SEC Yield Unsubsidized	2.21%

Holdings [Text Block]

Top Sectors	(%)
Information Technology	18.9%
Health Care	15.6%
Industrials	13.1%
Consumer Staples	11.7%
Financials	11.4%
Energy	10.6%
Utilities	7.0%
Consumer Discretionary	6.6%
Real Estate	3.0%
Cash & Other	2.1%

Top 10 Issuers	(%)
Broadcom, Inc.	6.9%
Eli Lilly & Company	5.8%
Merck & Company, Inc.	4.4%
AbbVie, Inc.	4.2%
PepsiCo, Inc.	3.6%
Procter & Gamble Company	3.4%
Mondelez International, Inc.	3.2%
Eaton Corporation plc	3.2%
NextEra Energy, Inc.	3.0%
Chevron Corporation	3.0%

Updated Prospectus Web Address	https://etf.bahl-gaynor.com/bgig/.